INVESTMENTS ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 14, 2019	Feb. 26, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Feb. 12, 2021	Jan. 26, 2021
Purchase consideration price					$ 450,000
Fair value of purchase consideration					339,599
Purchase price recorded value					450,000
Net initial discount on purchase price					110,401
Investments recorded using the cash method			$ 35,000		$ 35,000		$ 35,000	$ 60,000
Common stock issued, purchase of the acquired Assets							1,966,340
Purchase consideration description					$450,000.00 USD in Restricted Common Stock of the Company based on the 10 Day VWAP immediately preceding the closing date. Such shares are allocated equally, $150,000 USD each, between the principal members of Energy Wyze, and will vest over a three-year period
Post acquisition services payment					$ 450,000
Fair value of black scholes model					450,000
Investments in equity securities using the fair value method			$ 0		0		588,637	0
Short term liability									$ 50,000
Amortization expenses					$ 7,260	$ 16,335	$ 23,595	$ 0
Common share issued			42,838,120		42,838,120		33,075,711	1,698,279,820
Total revenue			$ 454,822	$ 395,277	$ 693,835	$ 1,470,499	$ 2,878,161	$ 3,343,833
Box Pure Air LLC [Member]
Common share issued	156,058,751	168,350
Total revenue			65,430		217,098
Net loss			(353,115)		(353,115)
Contributed net loss			$ (180,088)		$ (152,043)
Membership interest		51.00%	51.00%		51.00%					51.00%
Purchase price consideration		$ 500,000
Energy Wyze, LLC [Member]
Debt paid											$ 25,000
Membership interest			100.00%		100.00%						100.00%
Balance outstanding			$ 50,000		$ 50,000
Direct Solar, LLC [Member]
Investment description	The Company agreed that it shall reinvest into Direct Solar America its portion of distributions of Net Cash Flow (as defined in the Operating Agreement of Direct Solar America), if any, up to $250,000 per quarter, up to a total of $750,000. Direct Solar America has not made any distributions and no amounts have been reinvested as of December 31, 2020.
Common share issued	156,058,751
Total revenue							2,653,924
Net loss							(848,351)
Contributed net loss							(410,788)
Membership interest		51.00%
Intangible Assets [Member]
Increase/Decrease in intangible assets							72,600
Intangible assets, gross							72,600
Intangible assets, net							49,005
Amortization expenses							$ 23,595